UNITED STATES
		SECURITIES AND EXCHANGE COMMISSION
		Washington, D.C. 20549

		Form 13F

		FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 	30-Sep-2011

Check here if Amendment [ ]; Amendment Number: ______

This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name:   	FIC CAPITAL, INC.
Address		286 MADISON AVENUE- 11TH FLOOR
              	NEW YORK, NY 10017


Form 13F File Number: 28-14113

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete,and that it is understood that all required items, statements, schedules,lists, and tables,are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name: 	TERRENCE EMDE
Title: 	CORPORATE SECRETARY
Phone: 	212-679-2100

Signature, Place, and Date of Signing:

Terrence R. Emde		New York, NY			3-Nov-2011
[Signature]			[City, State] 			[Date]

Report Type (check only one)

[ X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all oldings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:
[If there are no entries in this list, omit this section.]

Form 13F File Number 			Name

28-__________________                  	__________________________________
    [Repeat as necessary.]

				FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:   			0
Form 13F Information Table Entry Total: 		108
Form 13F Information Table Value Total: 		US$92,308
		(thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of allinstitutional investment managers with respect to which this report is filed,other than the manager filing this report.


[If there are no entries in this list, state NONE and omit the column headings and list entries.]


No. 	Form 13F File Number 			Name

NONE	28-2814113 		   ______________________________________

[Repeat as necessary.]

Name		      Title						Shs/								Voting
of		       of			Val			Prn	Sh/	Put/	 Invt	   Other	                Authority
Iss			Cl	CUSIP		000 			Amt	PRN	Call	 Dsc	   Mgr		Sole	Shrd	None
ABBOTT LABORATORIES	COM	002824100	793			15500	SH		SOLE			0	0	15500
ADOBE SYSTEMS INC	COM	00724f101	3456			142977	SH		SOLE			0	0	142977
AFFYMETRIX INC		COM	00826t108	711			145000	SH		SOLE			0	0	145000
ALNYLAM PHARMA		COM	02043q107	462			70244	SH		SOLE			0	0	70244
AMDOCS LTD		COM	G02602103	693			25543	SH		SOLE			0	0	25543
AMERICA MOVIL	ADR	COM	02364W105	508			23014	SH		SOLE			0	0	23014
AMERICAN TOWER 		COM	029912201	2059			38267	SH		SOLE			0	0	38267
AMGEN INC		COM	031162100	354			6444	SH		SOLE			0	0	6444
APPLE INC		COM	037833100	358			939	SH		SOLE			0	0	939
ARIAD PHARMA		COM	04033a100	140			15900	SH		SOLE			0	0	15900
BALL CORP		COM	058498106	1570			50605	SH		SOLE			0	0	50605
BARRICK GOLD CORP COM	COM	067901108	2411			51685	SH		SOLE			0	0	51685
BB&T CORP		COM	054937107	301			14125	SH		SOLE			0	0	14125
BERK HATHAWAY B		COM	084670702	1735			24420	SH		SOLE			0	0	24420
BLACK HILLS CORP	COM	092113109	1429			46650	SH		SOLE			0	0	46650
BOSTON PROPERTIES	COM	101121101	321			3600	SH		SOLE			0	0	3600
CAN NATL Rail		COM	136375102	568			8536	SH		SOLE			0	0	8536
CHEVRON CORP COM	COM	166764100	1047			11303	SH		SOLE			0	0	11303
CISCO SYSTEMS INC	COM	17275r102	193			12430	SH		SOLE			0	0	12430
COCA COLA CO COM	COM	191216100	283			4188	SH		SOLE			0	0	4188
COLGATE PALMOLIVE	COM	194162103	297			3350	SH		SOLE			0	0	3350
COMCAST CORP A		COM	20030N101	1680			80284	SH		SOLE			0	0	80284
CONTANGO Oil		COM	21075n204	308			5635	SH		SOLE			0	0	5635
CORNING INC		COM	219350105	168			13590	SH		SOLE			0	0	13590
CORPORATE OFFICE	COM	22002t108	307			14090	SH		SOLE			0	0	14090
DELL INC		COM	24702r101	241			17036	SH		SOLE			0	0	17036
DIRECTV CLASS A 	COM	25490a101	2359			55811	SH		SOLE			0	0	55811
DISCOVERY COMM A	COM	25470f104	417			11095	SH		SOLE			0	0	11095
DISCOVERY COMM B	COM	25470f203	218			5892	SH		SOLE			0	0	5892
DISCOVERY COMMC		COM	25470f302	579			16481	SH		SOLE			0	0	16481
DOMINION RESOURCES	COM	25746u109	689			13568	SH		SOLE			0	0	13568
EBAY INC		COM	278642103	386			13100	SH		SOLE			0	0	13100
ELI LILLY & CO		COM	532457108	2267			61317	SH		SOLE			0	0	61317
EMC CORP-MASS		COM	268648102	381			18145	SH		SOLE			0	0	18145
ENTERGY CORP CM		COM	29364G103	930			14025	SH		SOLE			0	0	14025
EQUITY RESIDENTIAL	COM	29476l107	519			10000	SH		SOLE			0	0	10000
EXELIXIS INC		COM	30161q104	318			58250	SH		SOLE			0	0	58250
EXPEDIA INC DEL		COM	30212p105	497			19288	SH		SOLE			0	0	19288
EXPEDITORS INTL		COM	302130109	598			14745	SH		SOLE			0	0	14745
EXXON MOBIL  		COM	30231G102	2546			35059	SH		SOLE			0	0	35059
FEDEX CORP		COM	31428x106	846			12500	SH		SOLE			0	0	12500
GE			COM	369604103	842			55350	SH		SOLE			0	0	55350
GERON CORP		COM	374163103	491			231447	SH		SOLE			0	0	231447
HANESBRANDS INC		COM	410345102	490			19595	SH		SOLE			0	0	19595
HENRY SCHEIN 		COM	806407102	1226			19772	SH		SOLE			0	0	19772
HYPERDYNAMICS		COM	448954107	136			36725	SH		SOLE			0	0	36725
IAC 			COM	44919p508	305			7717	SH		SOLE			0	0	7717
ILLUMINA INC		COM	452327109	702			17162	SH		SOLE			0	0	17162
INTEL CORP		COM	458140100	3821			179138	SH		SOLE			0	0	179138
IBM			COM	459200101	283			1620	SH		SOLE			0	0	1620
ISIS PHARMA		COM	464330109	170			25050	SH		SOLE			0	0	25050
JOHNSON & JOHNSON	COM	478160104	2181			34249	SH		SOLE			0	0	34249
JPMORGAN CHASE 		COM	46625h100	917			30441	SH		SOLE			0	0	30441
KIMBERLY CLARK CORP	COM	494368103	718			10115	SH		SOLE			0	0	10115
LIBERTY GLOBAL A	COM	530555101	783			21637	SH		SOLE			0	0	21637
LIBERTY GLOBALB		COM	530555200	533			14343	SH		SOLE			0	0	14343
LIBERTY GLOBALC 	COM	530555309	714			20636	SH		SOLE			0	0	20636
LIBERTY INTER		COM	53071m104	377			25563	SH		SOLE			0	0	25563
LIBERTY INTER		COM	53071m203	427			28203	SH		SOLE			0	0	28203
LIFE TECH		COM	53217v109	1883			48995	SH		SOLE			0	0	48995
MCDONALDS CORP		COM	580135101	238			2706	SH		SOLE			0	0	2706
MICROSOFT CORP		COM	594918104	404			16230	SH		SOLE			0	0	16230
MYLAN INC		COM	628530107	692			40755	SH		SOLE			0	0	40755
NATIONAL FUEL GAS	COM	636180101	318			6525	SH		SOLE			0	0	6525
NATIONAL INSTRS		COM	636518102	573			25087	SH		SOLE			0	0	25087
NEKTAR THERAPEUTICS	COM	640268108	151			31200	SH		SOLE			0	0	31200
NEUSTAR INC CL A	COM	64126x201	550			21875	SH		SOLE			0	0	21875
NISOURCE INC COM	COM	65473p105	249			11660	SH		SOLE			0	0	11660
NORTHWESTERN CORP	COM	668074305	576			18030	SH		SOLE			0	0	18030
NOVARTIS AG		COM	66987v109	917			16442	SH		SOLE			0	0	16442
NRG ENERGY INC NEW	COM	629377508	1073			50590	SH		SOLE			0	0	50590
ONCOGENEX PHARMA	COM	68230A106	99			10110	SH		SOLE			0	0	10110
ORACLE			COM	68389X105	237			8251	SH		SOLE			0	0	8251
ORBITAL SCIENCES	COM	685564106	406			31725	SH		SOLE			0	0	31725
PFIZER INC		COM	717081103	570			32250	SH		SOLE			0	0	32250
PMC-SIERRA INC		COM	69344f106	576			96400	SH		SOLE			0	0	96400
PRANA BIOTECHN		COM	739727105	56			36134	SH		SOLE			0	0	36134
PROCTER & GAMBLE CO	COM	742718109	1253			19838	SH		SOLE			0	0	19838
PUBLIC SERVICE		COM	744573106	694			20804	SH		SOLE			0	0	20804
QEP RESOURCES INC	COM	74733v100	358			13222	SH		SOLE			0	0	13222
QUALCOMM INC		COM	747525103	604			12426	SH		SOLE			0	0	12426
RAMBUS INC		COM	750917106	4693			335200	SH		SOLE			0	0	335200
ROCKWELL COLLINS	COM	774341101	411			7795	SH		SOLE			0	0	7795
ROYAL DUTCH SHELL B	COM	780259107	413			6651	SH		SOLE			0	0	6651
SANGAMO			COM	800677106	2422			556841	SH		SOLE			0	0	556841
SBA COMM A		COM	78388j106	1982			57480	SH		SOLE			0	0	57480
SENOMYX INC		COM	81724q107	83			23525	SH		SOLE			0	0	23525
SEQUENOM INC NEW	COM	817337405	103			20100	SH		SOLE			0	0	20100
SIGMA-ALDRICH CORP	COM	826552101	877			14200	SH		SOLE			0	0	14200
SILGAN HOLDINGS		COM	827048109	880			23940	SH		SOLE			0	0	23940
SOUTHERN UNION		COM	844030106	2757			67953	SH		SOLE			0	0	67953
SUNCOR ENERGY INC	COM	867224107	307			12071	SH		SOLE		0	0	12071
TC PIPELINES LP		COM	87233q108	497			11345	SH		SOLE		0	0	11345
TEVA PHARMA		COM	881624209	440			11819	SH		SOLE		0	0	11819
TIME WARNER		COM	887317303	201			6697	SH		SOLE		0	0	6697
TORONTO DOMINION	COM	891160509	1419			20000	SH		SOLE		0	0	20000
TRANSDIGM GROUP		COM	893641100	744			9112	SH		SOLE		0	0	9112
TRANSOCEAN LTD		COM	h8817h100	596			12482	SH		SOLE		0	0	12482
UNILEVER PLC ADR	COM	904767704	981			31439	SH		SOLE		0	0	31439
UNITED PARCEL B		COM	911312106	912			14445	SH		SOLE		0	0	14445
UNITEDHEALTH GROUP	COM	91324p102	383			8300	SH		SOLE		0	0	8300
UTI WORLDWIDE COM	COM	G87210103	288			22080	SH		SOLE		0	0	22080
VIRGIN MEDIA INC	COM	92769l101	359			14733	SH		SOLE		0	0	14733
VODAFONE GROUP 		COM	92857w209	1687			65747	SH		SOLE		0	0	65747
ISHRSBARCLAYS 1-3	COM	464288646	359			3455	SH		SOLE		0	0	3455
ISHRS INVT GRADE CORP	COM	464287242	3522			31361	SH		SOLE		0	0	31361
NEKTAR THERAPEUTICS	NOTE	640268ah1	974			981000	SH		SOLE		0	0	981000
ISIS PHARM		NOTE	464337ae4	482			543000	SH		SOLE		0	0	543000